Equity Instruments - Luoxis Stock Option Activity (Detail) - Luoxis Diagnostics [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Number of Options
Number of Options, Beginning Balance	430,077	396,994
Number of Options, Granted	195,189	33,083	396,994
Number of Options, Exercised	0	0	0
Number of Options, Forfeited/Cancelled	0	0	0
Number of Options, Ending Balance	625,266	430,077	396,994
Number of Options, Exercisable	206,767
Number of Options, Available for grant	477,495
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance		$ 4.53
Weighted Average Exercise Price, Granted	$ 7.25	4.53	$ 4.53
Weighted Average Exercise Price, Exercised	0	0	0
Weighted Average Exercise Price, Forfeited/Cancelled	0	$ 0	0
Weighted Average Exercise Price, Ending Balance	5.40		$ 4.53
Weighted average exercise price, Exercisable	$ 4.54
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	8 years 7 months 10 days	9 years 4 days	9 years 11 months 16 days
Weighted Average Remaining Contractual Life, Exercisable	8 years 3 months 4 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning Balance	$ 1,374,000	$ 1,272,000
Aggregate Intrinsic Value, Ending Balance	2,541,000	$ 1,374,000	$ 1,272,000
Aggregate Intrinsic Value, Exercisable	$ 687,000